Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2014
Entity Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP GOVERNMENT FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000769220
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 11, 2015
Document Effective Date	dei_DocumentEffectiveDate	Mar. 11, 2015
Prospectus Date	rr_ProspectusDate	Nov. 28, 2014